As filed with the Securities and Exchange Commission on May 14, 2010

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 54	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 55	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on June 14, 2010, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 47 to its Registration Statement until June 14, 2010.  Post-Effective Amendment No. 47 to the Trust’s Registration Statement relates to Jefferies Asset Management Commodity Strategic Allocation Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 47 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940, filed on January 21, 2010, are incorporated by reference herein.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Post-Effective Amendment No. 54 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on May 14, 2010.

FINANCIAL INVESTORS TRUST

(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Edmund J. Burke	President, Trustee and Chairman	May 14, 2010
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	May 14, 2010
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	May 14, 2010
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	May 14, 2010
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	May 14, 2010
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	May 14, 2010
Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	May 14, 2010
Jeremy O. May

*

Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 13, 2009.

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